Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.1%
Helios Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	$ 249,950	$ 260,278
Loanpal Solar Loan, Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	231,202	237,742
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	100,000	100,995
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	189,558
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	125,000	128,705
SoFi Professional Loan Program LLC
Series 2016-C, Class B,
3.35% (B), 05/25/2037 (A)	100,000	102,271
Series 2016-D, Class B,
3.23% (B), 01/25/2039 (A)	100,000	103,026
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	110,509	112,047
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	270,308
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	140,000	140,604
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	205,774	207,984
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	92,543	93,065
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	241,868	258,107
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	120,827	126,259
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	180,677
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	250,000	255,058

Total Asset-Backed Securities (Cost $2,757,381)		2,766,684

CORPORATE DEBT SECURITIES - 46.3%
Auto Components - 0.4%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	102,077

Automobiles - 0.3%
Toyota Motor Credit Corp.
3.40%, 04/14/2025, MTN	70,000	77,659

Banks - 12.0%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (B), 10/22/2025, MTN	440,000	465,983
Barclays Bank PLC
10.18%, 06/12/2021 (A)	80,000	82,766
CIT Group, Inc.
4.75%, 02/16/2024	225,000	246,375

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/15/2023, 1.68% (B), 05/15/2024	$ 220,000	$ 225,593
Huntington National Bank
3.55%, 10/06/2023	250,000	270,461
ING Groep NV
Fixed until 07/01/2025, 1.40% (B), 07/01/2026 (A)	200,000	202,628
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	200,000	208,873
JPMorgan Chase & Co.
Fixed until 09/16/2023, 0.65% (B), 09/16/2024	279,000	280,514
Natwest Group PLC
Fixed until 05/22/2023, 2.36% (B), 05/22/2024	200,000	206,800
PNC Bank NA
4.05%, 07/26/2028	250,000	293,906
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	204,000	206,154
US Bancorp
3.10%, 04/27/2026, MTN	250,000	276,794

		2,966,847

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	22,020
4.05%, 11/21/2039	20,000	23,284
Amgen, Inc.
3.13%, 05/01/2025	40,000	43,787
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	22,532

		111,623

Building Products - 0.8%
Cornerstone Building Brands, Inc.
8.00%, 04/15/2026 (A)	179,000	187,055

Capital Markets - 0.6%
Morgan Stanley
Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	140,540

Chemicals - 2.0%
Huntsman International LLC
4.50%, 05/01/2029	80,000	92,015
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (C)	200,000	244,853
PPG Industries, Inc.
2.55%, 06/15/2030	50,000	53,361
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	101,951

		492,180

Commercial Services & Supplies - 0.8%
Covanta Holding Corp.
5.00%, 09/01/2030	106,000	111,300
Waste Management, Inc.
3.13%, 03/01/2025	80,000	87,216

		198,516

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.5%
SBA Tower Trust
3.45%, 03/15/2048 (A)	$ 125,000	$ 132,793

Construction Materials - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	199,975

Consumer Finance - 0.4%
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	90,000	96,511

Containers & Packaging - 0.6%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	62,540
5.38%, 01/15/2028 (A)	88,000	92,950

		155,490

Diversified Financial Services - 0.6%
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	156,407

Diversified Telecommunication Services - 2.6%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	200,000	204,316
Network i2i, Ltd.
Fixed until 01/15/2025 (D), 5.65% (B) (C)	200,000	211,600
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	231,203

		647,119

Electric Utilities - 3.1%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	129,989
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	136,571
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	71,670
Northern States Power Co.
2.60%, 06/01/2051	70,000	70,559
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	221,000	233,730
Southern Power Co.
0.90%, 01/15/2026	130,000	129,859

		772,378

Equity Real Estate Investment Trusts - 4.9%
American Tower Corp.
3.60%, 01/15/2028	80,000	89,720
Crown Castle International Corp.
3.30%, 07/01/2030	50,000	54,774
Digital Realty Trust, LP
3.70%, 08/15/2027	140,000	160,490
Equinix, Inc.
5.38%, 05/15/2027	130,000	141,105
Federal Realty Investment Trust
1.25%, 02/15/2026	84,000	85,007
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	209,313
Healthpeak Properties, Inc.
3.50%, 07/15/2029	90,000	101,335
Prologis, LP
3.75%, 11/01/2025	130,000	146,905

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.
3.10%, 11/01/2034	$ 80,000	$ 87,579
Ventas Realty, LP
3.50%, 02/01/2025	130,000	142,633

		1,218,861

Food & Staples Retailing - 1.6%
Kroger Co.
4.50%, 01/15/2029	150,000	183,093
Sysco Corp.
3.30%, 07/15/2026 - 02/15/2050	210,000	225,438

		408,531

Food Products - 1.7%
Danone SA
2.95%, 11/02/2026 (A)	200,000	218,738
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (D), 5.95% (B) (C)	200,000	213,712

		432,450

Health Care Equipment & Supplies - 0.7%
Danaher Corp.
3.35%, 09/15/2025 (E)	80,000	89,071
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	92,164

		181,235

Household Durables - 0.3%
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	74,943

Household Products - 0.7%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	90,181
Procter & Gamble Co.
2.45%, 11/03/2026	80,000	87,157

		177,338

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	116,258

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	38,691

IT Services - 0.2%
International Business Machines Corp.
3.30%, 01/27/2027	35,000	39,109

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
3.20%, 08/15/2027	120,000	133,862

Machinery - 0.3%
Xylem, Inc.
1.95%, 01/30/2028	80,000	83,338

Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	110,000	123,572
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	137,582

		261,154

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.4%
Unilever Capital Corp.
2.00%, 07/28/2026	$ 100,000	$ 106,085

Pharmaceuticals - 3.0%
AstraZeneca PLC
4.00%, 01/17/2029	60,000	70,550
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A) (E)	189,000	195,154
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	43,457
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	44,588
Merck & Co., Inc.
3.70%, 02/10/2045	40,000	47,525
Pfizer, Inc.
4.20%, 09/15/2048	40,000	51,075
Sanofi
3.38%, 06/19/2023	40,000	42,794
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	246,941

		742,084

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.
3.73%, 12/08/2047	140,000	161,508
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	50,000	55,771

		217,279

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	147,621

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.
3.00%, 06/20/2027	130,000	145,857
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	70,000	84,408
6.20%, 07/15/2030 (A)	70,000	89,402
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	40,000	46,536

		366,203

Trading Companies & Distributors - 0.7%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	157,000	170,541

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	124,950

Total Corporate Debt Securities (Cost $11,505,642)		11,477,703

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Chile - 0.7%
Chile Government International Bond
3.63%, 10/30/2042	150,000	169,351

Panama - 0.3%
Panama Government International Bond
6.70%, 01/26/2036	53,000	76,056

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay - 0.5%
Uruguay Government International Bond
4.38%, 10/27/2027	$ 113,000	$ 132,040

Total Foreign Government Obligations (Cost $398,275)		377,447

LOAN ASSIGNMENTS - 1.4%
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.
Term Loan,
TBD, 05/30/2025 (F) (G)	90,000	90,289

Communications Equipment - 0.4%
Avaya, Inc.
Term Loan B,
TBD, 12/15/2027 (F) (G)	90,000	89,906

IT Services - 0.3%
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 11/03/2023	83,783	83,760

Machinery - 0.3%
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 3.14% (B), 03/02/2027	89,774	89,886

Total Loan Assignments (Cost $350,861)		353,841

MORTGAGE-BACKED SECURITIES - 10.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.25% (B), 09/15/2034 (A)	145,000	143,369
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	200,000	207,152
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.39% (B), 09/15/2048 (A)	175,000	188,127
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.88% (B), 12/15/2037 (A)	115,000	115,211
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (B), 09/10/2035 (A)	253,000	279,386
Grace Trust
Series 2020-GRCE, Class D,
2.68% (B), 12/10/2040 (A)	250,000	251,623
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A,
2.94% (B), 12/10/2041 (A)	250,000	275,017
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A,
3.40%, 06/05/2039 (A)	200,000	225,914
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	56,000	61,382

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	$ 185,000	$ 193,034
One Bryant Park Trust
Series 2019-OBP, Class A,
2.52%, 09/15/2054 (A)	160,000	169,877
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	237,410	250,194
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (A)	170,000	189,852

Total Mortgage-Backed Securities (Cost $2,522,067)		2,550,138

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	263,336
3.90%, 04/25/2028	418,000	497,597
Federal National Mortgage Association
0.88%, 08/05/2030	239,000	231,594
Uniform Mortgage-Backed Security
2.00%, TBA (F)	1,100,000	1,132,828
2.50%, TBA (F)	2,180,000	2,291,562

Total U.S. Government Agency Obligations (Cost $4,433,175)		4,416,917

U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury - 6.5%
U.S. Treasury Bond
1.25%, 05/15/2050	1,702,000	1,466,380
U.S. Treasury Note
0.13%, 07/31/2022	99,000	99,019
0.88%, 11/15/2030 (E)	50,000	48,992

Total U.S. Government Obligations (Cost $1,869,351)		1,614,391

COMMERCIAL PAPER - 14.1%
Banks - 5.1%
DnB Bank ASA
0.13% (H), 04/09/2021	250,000	249,945
National Australia Bank, Ltd.
0.13% (H), 02/01/2021	1,000,000	999,993

		1,249,938

Consumer Finance - 4.0%
American Honda Finance Corp.
0.30% (H), 04/09/2021	1,000,000	999,489

Health Care Providers & Services - 4.0%
Roche Holdings, Inc.
0.07% (H), 02/26/2021	250,000	249,984
0.10% (H), 05/21/2021	750,000	749,732

		999,716

Household Products - 1.0%
Procter & Gamble Co.
0.15% (H), 04/20/2021	250,000	249,957

Total Commercial Paper (Cost $3,499,035)		3,499,100

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (H)	50,125	$ 50,125

Total Other Investment Company (Cost $50,125)		50,125

Total Investments (Cost $27,385,912)		27,106,346
Net Other Assets (Liabilities) - (9.2)%		(2,291,580)

Net Assets - 100.0%		$ 24,814,766

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$2,766,684	$—	$2,766,684
Corporate Debt Securities	—	11,477,703	—	11,477,703
Foreign Government Obligations	—	377,447	—	377,447
Loan Assignments	—	353,841	—	353,841
Mortgage-Backed Securities	—	2,550,138	—	2,550,138
U.S. Government Agency Obligations	—	4,416,917	—	4,416,917
U.S. Government Obligations	—	1,614,391	—	1,614,391
Commercial Paper	—	3,499,100	—	3,499,100
Other Investment Company	50,125	—	—	50,125

Total Investments	$50,125	$27,056,221	$—	$27,106,346

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $8,177,690, representing 33.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2021, the total value of Regulation S securities is $670,165, representing 2.7% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $335,999, collateralized by cash collateral of $50,125 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $292,810. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	All or a portion of the security represents unsettled loan commitments at January 31, 2021 where the rate will be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TBD	To Be Determined

Transamerica Funds	Page 5

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations.

Transamerica Funds	Page 6

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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